Share-based Compensation - the Company's Options Fair value Assumptions (Details) - The Company - £ / shares		6 Months Ended
	Mar. 27, 2017	Jun. 30, 2017	Jun. 30, 2016
Share based Compensation
Value of each share option (in GBP per share)	£ 12.69	£ 12.69	£ 8.83
Significant inputs into the valuation model:
Exercise price (in GBP per share)	31.05
Share price at effective date of grant (in GBP per share)	£ 31.05
Expected volatility (in percentage)	36.30%
Risk-free interest rate (in percentage)	1.17%
Contractual life of share options (in years)	10 years
Expected dividend yield (in percentage)	0.00%